Investment Assets and Investment Liabilities	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets and Investment Liabilities
Fair Value Measurements
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial instruments are marked at closing prices. Fair value measurements do not include transaction costs.
The best evidence of fair value is a quoted price in an active market. If quoted prices in active markets are not available, fair value is determined by reference to prices for similar instruments, quoted prices or recent transactions in less active markets, or internally developed models that primarily use market-based or independently sourced inputs, including, but not limited to, interest rates, volatilities, equity or debt prices, foreign exchange rates, commodity prices, credit spreads and funding spreads (i.e., the spread or difference between the interest rate at which a borrower could finance a given financial instrument relative to a benchmark interest rate).
U.S. GAAP has a three-level hierarchy for disclosure of fair value measurements. This hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument’s level in this hierarchy is based on the lowest level of input that is significant to its fair value measurement. The fair value hierarchy is as follows:
Level 1. Inputs are unadjusted quoted prices in active markets to which the Plan had access at the measurement date for identical, unrestricted assets or liabilities.
Level 2. Inputs to valuation techniques are observable, either directly or indirectly.
Level 3. One or more inputs to valuation techniques are significant and unobservable.
The investment managers and custodian, on behalf of the Plan, use independent pricing sources to value Plan assets traded on exchanges and independent quoted prices or developed models for all assets not traded on exchanges. Investment managers review their valuation approaches on an ongoing basis and revise as necessary based on changing market conditions to ensure their valuations represent fair value. Subsequently, the Plan uses other methodologies to determine fair value (e.g., relevant broker quotations), which vary based on the type of instrument.
Level 1 Investments
Level 1 investments include bank deposit, mutual funds, collective trusts, and within separately managed accounts, cash and cash equivalents, certain fixed income securities, common and preferred stocks, mutual funds and most real estate investment trusts. These instruments are valued using quoted prices for identical unrestricted instruments in active markets.
The Plan determines active markets for equity instruments based on the average daily trading volume both in absolute terms and relative to the market capitalization for the instrument. The Plan determines active markets for debt instruments based on both the average daily trading volume and the number of days with trading activity.
Level 2 Investments
Level 2 investments include resale agreements, most fixed income securities, certain real estate investment trusts, commodities and derivatives within separately managed accounts.
The valuation of level 2 investments can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations (e.g., indicative or executable) and the relationship of recent market activity to the prices provided from alternative pricing sources.
Level 3 Investments
Level 3 investments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, level 3 instruments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Plan uses other methodologies to determine fair value, which vary based on the type of instrument and include relevant broker quotations. Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of financial assets.
As of both December 2025 and December 2024, the Plan had no level 3 investment assets.
See Notes 3 and 5 for further information about investment assets and investment liabilities.
Investment Assets and Investment Liabilities
Fair Value of Investment Assets and Investment Liabilities by Level
The table below presents investment assets and investment liabilities of the Plan by level within the fair value hierarchy.

$ in thousands	Level 1	Level 2	Level 3	Total
As of December 2025
Assets
Bank deposit	$266,344	$–	$–	$266,344
Mutual funds	1,444,423	–	–	1,444,423
Collective trusts	9,251,014	–	–	9,251,014
Separately managed accounts:
Cash and cash equivalents	2,292	–	–	2,292
Resale agreements	–	72,300	–	72,300
Fixed income securities	52,714	159,088	–	211,802
Common and preferred
stocks	2,722,146	–	–	2,722,146
Mutual funds	95,412	–	–	95,412
Real estate investment trusts	259,742	–	–	259,742
Commodities	–	11,472	–	11,472
Derivatives	–	2,792	–	2,792
Total investment assets	$14,094,087	$245,652	$–	$14,339,739
Liabilities
Separately managed accounts:
Derivatives	$–	$(54)	$–	$(54)
Total investment liabilities	$–	$(54)	$–	$(54)

As of December 2024
Assets
Bank deposit	$268,894	$–	$–	$268,894
Mutual funds	1,264,164	–	–	1,264,164
Collective trusts	7,842,009	–	–	7,842,009
Separately managed accounts:
Cash and cash equivalents	410	–	–	410
Resale agreements	–	83,200	–	83,200
Fixed income securities	82,565	121,271	–	203,836
Common and preferred
stocks	2,468,185	–	–	2,468,185
Mutual funds	105,443	–	–	105,443
Real estate investment trusts	289,889	563	–	290,452
Commodities	–	30,895	–	30,895
Derivatives	–	704	–	704
Total investment assets	$12,321,559	$236,633	$–	$12,558,192
Liabilities
Separately managed accounts:
Derivatives	$–	$(2)	$–	$(2)
Total investment liabilities	$–	$(2)	$–	$(2)
In the table above:
•Investment assets are shown as positive amounts and investment liabilities are shown as negative amounts.
•Mutual funds within separately managed accounts consist of money market funds, exchange-traded funds and investments in funds that primarily consist of fixed income securities.
Level 3 Rollforward
The table below presents the changes in fair value for level 3 investment assets.

	Year Ended December
$ in thousands	2025	2024
Common and preferred stocks
Beginning balance	$–	$289
Net unrealized gains/(losses)	–	(289)
Ending balance	$–	$–
In the table above:
•Changes in fair value are presented for all investment assets that are classified in level 3 as of the end of the period.
•Net unrealized gains/(losses) relates to investment assets that were still held at period-end.
•For level 3 investment assets, increases are shown as positive amounts, while decreases are shown as negative amounts.
Level 3 Rollforward Commentary
Year Ended December 2024. There were no net realized gains/(losses) on level 3 investment assets for 2024. The net unrealized losses on level 3 investment assets of $0.3 million for 2024 were reported in net appreciation in the fair value of investments.
The drivers of net unrealized losses on level 3 investment assets for 2024 were not material.
There were no transfers into or out of level 3 investment assets during 2024.